Post-retirement benefit obligations - Sensitivity analysis (Details) - Pension - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
South Africa | Salary increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 9	R 12
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (9)	R (12)
South Africa | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (1,425)	R (1,654)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 3,237	R 2,463
South Africa | Pension increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 3,309	R 2,541
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (1,491)	R (1,727)
Foreign Countries | Salary increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 676	R 494
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (479)	R (430)
Foreign Countries | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (2,269)	R (1,806)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 3,133	R 2,370
Foreign Countries | Pension increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 1,446	R 1,142
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (1,179)	R (934)